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Kirkpatrick & Lockhart Nicholson Graham LLP
75 State Street
Boston, MA 02109
Tel.: (617) 261-3246
Fax.: (617) 261-3175

August 24, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re: Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund Registration Statement on Form N-2 (333-123961; 811-21745)

Dear Mr. Di Stefano:

     Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the "Fund") is Pre-Effective Amendment No. 1 to the Fund's registration statement on Form N-2 relating to Registrant's initial issuance of common shares of beneficial interest, par value $.01 per share ("Pre-Effective Amendment No. 1").

     It is expected that the Fund will file a pre-effective amendment responding to any comments and registering additional shares promptly after the resolution of any comments, along with a request for acceleration of effectiveness of the Registration Statement.

     Questions should be directed to the undersigned at (617) 261-3246.

                                        Sincerely,


                                        /s/ Clair E. Pagnano
                                        ----------------------------------------
                                        Clair E. Pagnano